Employee benefits	12 Months Ended
Dec. 31, 2018
Employee benefits [Abstract]
Employee benefits
23	Employee benefits

Expense for employee benefits
The expenses recognized for employee benefits are:

	2018	2017	2016
Salaries, benefits and inherent	$347,403	$550,491	$654,677
Pensions – defined benefit plans	21,211	21,284	(14,764)
	$368,614	$571,775	$639,913

The liabilities recognized for pensions and other employee remunerations in the consolidated statement of financial position are comprised as follows:

	2018	2017
Long-term:
Pensions and seniority premium	$151,002	$150,873
Termination of employment	25,604	24,687
	$176,606	$175,560

The liabilities for employee benefits, short term, are included in the line ‘Accounts payable and accrued liabilities’ in the consolidated statements of financial position, which at December 31, 2018 and 2017 are $1,404 and $1,678, respectively.

Remunerations on the termination of employment
The seniority premiums and the retirement plan (‘pensions’) obligations are based on actuarial calculations using the projected unit credit method. Pension benefits are based mainly on years of service, age, and salary level upon retirement.

The amounts charged to operations include the amortization of the cost of past services over the average time of service remaining. The Company continues with its policy of recognizing actuarial losses and gains for seniority premiums and pensions in the consolidated statement of operations, the actuarial (loss) gain net of taxes for 2018 and 2017 was $10,801 and $223, respectively.

The plan exposes Grupo TMM to such risks as interest rate, investment, mortality, and inflation.

Interest rate risk
The present value of the defined benefits obligation is calculated using a discount rate making reference to the market performance of high-quality corporate bonds.

The estimated term for the bonds is consistent with the estimated term for the defined benefits obligation and is denominated in pesos. A decrease in the market performance of high-quality corporate bonds will increase the defined benefits obligation of Grupo TMM, although this is expected to be partially compensated by an increase in the fair value of certain of the plan’s assets.

Investment risk
The plan assets are predominantly capital and debt instruments traded on the Mexican Stock Exchange which are considered low risk.

Mortality risk
Grupo TMM provides benefits for life to those who are covered by the defined benefits liability. An increase in the life expectancy of such persons will increase the defined benefits liability.

Inflation risk
A significant proportion of the defined benefits obligation is linked to inflation. An increase in the inflation rate will increase the Company’s obligation.

The details of the net cost for the period for seniority premiums and termination of employment, and also the basic actuarial estimates for the calculation of these labor obligations is shown as follows:

	2018		2017
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Current service cost	$4,114	$1,858	$5,460	$1,868
Interest cost	12,994	2,245	12,015	1,941
Net cost for the period	$17,108	$4,103	$17,475	$3,809

At December 31, 2018 and 2017, the reserve for pensions and seniority premiums, and also for the termination of employment, is comprised as follows:

	2018		2017
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Defined benefit obligations	$154,128	$25,604	$153,572	$24,687
Plan assets	(3,126)	-	(2,699)	-
Total reserve	$151,002	$25,604	$150,873	$24,687

At December 31, 2018 and 2017, the defined benefit obligations (DBO) for pensions and seniority premiums, and also for the reserve for termination of employment, are comprised as follows:

	2018		2017
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
DBO at period start	$153,572	$24,687	$144,049	$21,809
Current service cost	4,114	1,858	5,460	1,868
Interest cost	12,994	2,245	12,015	1,941
Benefits paid	(165)	(214)	(296)	-
Benefits paid from plan assets	(8,840)	-	(9,272)	-
Miscellaneous	300	(18)	908	-
Actuarial losses and gains	(7,847)	(2,954)	708	(931)
DBO at period end	$154,128	$25,604	$153,572	$24,687

The plan assets at December 31, 2018 and 2017 are comprised as follows:

	2018	2017
Value of the fund at year start	$2,699	$1,651
Expected return on assets	202	908
Plan contributions	8,840	9,272
Benefits paid	(8,840)	(9,272)
Interests of plan assets	225	140
Value of the fund at year end	$3,126	$2,699

The changes in the pension plan, seniority premium, and termination of employment plan at December 31, 2018 and 2017 are as follows:

	2018	2017
Reserve for obligations at the beginning of the period	$175,560	$164,207
Cost of the period	21,211	21,284
Interest income	(225)	(140)
Contributions to the plan	(8,840)	-
Benefits paid against the reservation	(379)	(9,272)
Miscellaneous	80	(296)
Actuarial losses	(10,801)	(223)
Reserve for obligations at the end of the period	$176,606	$175,560

The significant actuarial assumptions used for the valuation are:

	2018	2017
Discount rate	9.25%	9.25%
Salary increase rate	4.00%	4.00%
Inflation rate	3.50%	3.50%
Average working life expectancy	19.30	19.80

These assumptions were prepared by Management with the assistance of independent actuaries. The discount factors are determined near the end of each year making reference to the market performance of high-quality corporate bonds denominated in the currency in which the benefits will be paid and which have similar maturities to the terms for the pension obligation corresponding. Other assumptions are based on actual reference parameters and Management’s historical experience.

At December 31, 2018 and 2017, approximately 17% of the Company’s employees work under collective bargaining agreements that are subject to annual salary reviews and biannually for other compensations. At December 31, 2018 and 2017, Grupo TMM has 1,676 and 1,494 employees, respectively.

The significant actuarial assumptions to determine the defined benefits obligation are the discount rate, the salary increase rate, and the average life expectancy. The calculation of the defined benefits obligation is sensitive to these assumptions.

The following table summarizes the effects of changes to these actuarial assumptions on the defined benefits obligations at December 31, 2018:

	1.0% increase	1.0% decrease
Discount rate
(Decrease) increase in the defined benefits obligation	$(5,945)	$6,325

	1.0% increase	1.0% decrease
Salary increase rate
Increase (decrease) in the defined benefits obligation	$4,466	$(4,227)

	One year Increase	One year Decrease
Average life expectancies
Increase (decrease) in the defined benefits obligation	$5,134	$(5,292)

The present value of the defined benefits obligation and also the defined benefits obligation recognized in the consolidated statement of financial position are calculated using the same method (projected unit credit). The sensitivity analyses are based on a change in one assumption without changing the others. This sensitivity analysis may not be representative of the real variance in the defined benefits obligation, as it is unlikely that the change to the assumptions would occur on its own, as some of the assumptions may be correlated.